Dreyfus BASIC New York Municipal Money Market Fund
Letter to Shareholders

Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus BASIC New York Municipal Money Market Fund.
    Effective December 8, 1995, the Fund changed its name from Dreyfus/Laurel New York Tax-Free Money Fund to Dreyfus BASIC New York Municipal Money Market Fund and was restructured to be similar to other Dreyfus "BASIC" money market funds. Also effective December 8, 1995, the Fund entered into a new Investment Management Agreement with The Dreyfus Corporation, terminated its
 .25% Rule 12b-1 Plan for its then-existing Investor shares, eliminated its separate "Investor" and "Class R" class designations and became a single class fund without a separate class designation.
     For its semi-annual reporting period ended December 31, 1995, your Fund produced an annualized yield of 3.16%. Reinvesting dividends and calculating the effect of compounding resulted in an annualized effective yield of 3.21%.* These annualized yield figures represent the yields on the Fund's Investor shares for the period from July 1, 1995 through December 7, 1995 and the yields on the Fund's single class of shares for the period from December 8, 1995 through December 31, 1995. Income dividends of approximately $.016 per share were paid on these shares during the period. These dividends were exempt from Federal, New York State and New York City personal income taxes, although some income may be subject to the Federal Alternative Minimum Tax
(AMT) for certain shareholders.
THE ECONOMY
    Strong evidence that economic activity remained sluggish and that inflation continued to be under control moved the Federal Reserve Board to further ease the Federal Funds rate in December. (The Federal Funds rate is the rate at which the nation's banks borrow money from each other and all other short-term rates are based on it.) This was the second reduction for this important short-term rate in 1995, the first occurring in July. The latest 25-basis-point reduction in December put the rate at 5.50%. Major incentives for this additional reduction were the inflation report in November _ the Consumer Price Index was flat for the first time in 4 1/2 years _ and the generally slow rate of economic growth. As it did in July, the Federal Reserve left unchanged the discount rate _ the rate at which the Federal Reserve lends to member banks. The discount rate remained at 5.25% throughout 1995.
    Signs of economic slowdown increased during the latter half of the year. Weakening retail sales and very modest industrial production lent credence to fears about the possibility of recession. Consumer spending was inhibited last year by the slow rate of new job creation, sluggish growth in wages and salaries, and the continued trend of corporate cost-related layoffs. The lethargic pace of consumer spending last year culminated in one of the worst holiday sales periods since the business slump in 1990-1991, despite steep price markdowns by retailers.
    Industrial production climbed modestly during the year. By November the nation's factories operated at only 83.1% of capacity, down for the third consecutive month. This was a reflection of weakening demand and further evidence of the diminishing pressure to raise prices. Furthermore, inventories built up by year-end, another sign of slackening demand.
    The political stalemate in Washington over the balanced budget adds additional uncertainty to the economy; ultimately an accord will be reached and fiscal policy will likely be a restraining force on the economy. As we go forward without a final budget agreement, reductions in annually appropriated spending will tend to retard the economy. With an agreement, the combination of cuts in appropriations and other spending reductions should have the same effect.
    There are strong indications that inflation is under control. Until midyear 1995, fear of inflation was the overriding concern of the Federal Reserve. Now, the focus seems to have shifted to actions designed to avoid recession.
MARKET ENVIRONMENT/PORTFOLIO ACTIVITY
    Short-term interest rates fell in response to the Federal Reserve's reduction of the Federal Funds rate in December. The yield on one-year tax exempt securities fell approximately 50 basis points to end the year at 3.5%. Demand for tax exempt money market instruments remained strong throughout the fourth quarter as money market funds experienced positive cash contributions from investors.
    The weighted average maturity of the Fund's portfolio remained relatively long throughout the reporting period, seeking to lock in higher yields in anticipation of further monetary easing by the Federal Reserve. The average maturity was approximately 53 days on 12/31/95, down from its approximately 66-day maturity on 6/30/95, the beginning of the reporting period. The Fund's significant position in variable rate securities (63.4% of total assets at year-end) allowed it to benefit from the high returns available from the short maturity sector of the money market yield curve.
    The 1997 fiscal year budget proposed by Governor Pataki attempts to eliminate the fiscal 1996 operating deficit by, among other things, cutting 7,400 state jobs and reducing Medicaid spending. Much of the Medicaid savings will depend upon the passage of the Republican-sponsored bill in Congress, a prospect that remains uncertain given the budget impasse that now prevails in Washington. The recently announced AT&T layoffs combined with job reductions in the weak retail sector pushed the unemployment rate higher in December (6.4% vs. 6.0% in November). The growth or contraction of the retail sector will be an important growth determinant for the State economy. New York City continues to struggle with budget deficits. Despite Mayor Guiliani's cost cutting programs over the past two years, the city's fiscal year 1997 budget could show a deficit of $2 billion. However, the Mayor believes opportunity exists to implement additional cost cutting measures.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                                  Very truly yours,

                           [Angela M. Deni signature logo]

                                  Angela M. Deni
                                  Portfolio Manager
January 16, 1996
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.



Dreyfus BASIC New York Municipal Money Market Fund
Statement of Investments                        December 31, 1995 (Unaudited)
                                                                                             Principal
Tax Exempt Investments_100.0%                                                                 Amount          Value
_____________________________                                                                _______-         _____-
New York_94.4%
Albany Industrial Development Agency, IDR, VRDN (Newkirk Products Inc., Project)
    5.15%, Series A (LOC; Fleet Bank) (a,b)..................................              $   620,000     $   620,000
Babylon Industrial Development Agency, VRDN:
    IDR (Napco Security System Inc., Facility) 4.90% (LOC; Chemical Bank) (a,b)                200,000         200,000
    RRR (Equity Babylon Project) 4.90% (LOC; Union Bank of Switzerland) (a,b)                2,300,000       2,300,000
Broome County Industrial Development Agency, IDR, Refunding, VRDN
    (Bing Realty Co. Project) 4.80% (LOC; Meridian Bank Corp.) (a,b).........                  250,000         250,000
Buffalo Sewer Authority, Revenue, Prerefunding
    7.625%, Series D, 7/1/96 (Insured; AMBAC and Escrowed In; U.S. Government
    Securities)..............................................................                1,000,000       1,048,848
Erie County, RAN 4.50%, 9/20/96 (LOC; Union Bank of Switzerland) (a).........                  700,000         703,147
Franklin County Industrial Development Agency, IDR, VRDN
    (Kes Chateaugay LP Project) 5.20%, Series A (LOC; Bank of Tokyo) (a,b)...                  500,000         500,000
Jefferson County Industrial Development Agency, IDR, VRDN
    (Watertown-Carthage TV) 3.85%  (LOC; First National Bank of Chicago) (a,b)                 100,000         100,000
Town of Hempstead, BAN 5.25%, Series A, 3/1/96..............................                   400,000         400,439
Metropolitan Transportation Authority, Commuter Facilities Revenue, VRDN
    5% (LOC: Bank of Tokyo, Industrial Bank of Japan, Mitsubishi Bank,
    Morgan Bank, National Westminster Bank and Sumitomo Bank) (a,b).........                   200,000         200,000
Monroe County Industrial Development Agency, Revenue,
  Refunding, VRDN (Office Building)
    3.60% (LOC; Chemical Bank) (a,b)........................................                   275,000         275,000
Montgomery Industrial Development Agency, IDR, VRDN (Service Merchandise Co.)
    4% (LOC; Industrial Bank of Japan) (a,b)................................                   200,000         200,000
State of New York, GO,
  CP 3.75%, Series Q, 2/7/96 (LOC; Westdeutsche Landesbank) (a).............                 1,000,000       1,000,000
New York City, VRDN:
    4.60%, Series A-6 (LOC; Landesbank Hessen) (a,b)........................                   800,000         800,000
    4.90%, Series A-9 (LOC; Industrial Bank of Japan) (a,b).................                   500,000         500,000
    5%, Series B (Insured; FGIC) (b)........................................                   300,000         300,000
    5%, SubSeries B-4 (LOC; Union Bank of Switzerland) (a,b)................                 1,000,000       1,000,000
    5.50%, Series F-3 (LOC; Industrial Bank of Japan) (a,b).................                   200,000         200,000
New York City Municipal Water Finance Authority, CP
    3.55%, Series 1, 1/25/96 (LOC; Canadian Imperial Bank of Commerce) (a)..                 1,000,000       1,000,000
New York City Housing Development Corporation, Mortgage Revenue, VRDN:
    (Columbus Apartments)
    5%, Series A (LOC; Federal National Mortgage Association) (a,b).........                   600,000         600,000
    Multi-Family:
    (400 West 59th Street Development)
     4.25%, Series A-1 (LOC; Bayerische Hypotheken) (a,b)...................                 1,000,000       1,000,000
    (Columbus) 4.75%, Series A (LOC; Citibank) (a,b)........................                   300,000         300,000
    (Tribecca Towers)
     5.10%, Series A (LOC; Federal National Mortgage Association) (a,b).....                 1,300,000       1,300,000
   Refunding (James Tower Development) 5.10%, Series A (LOC; Citibank) (a,b)                   500,000         500,000
New York City Municipal Water Finance Authority,
    Water and Sewer Systems, Revenue:
     Prerefunding 7%, Series A, 6/15/96 (Escrowed In; U.S. Government Securities) (a)        1,225,000       1,268,214
     VRDN 4.90%, Series G (Insured; FGIC and Liquidity Facility; FGIC)(b)....                3,300,000       3,300,000
Dreyfus BASIC New York Municipal Money Market Fund
Statement of Investments (continued)            December 31, 1995 (Unaudited)
                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount          Value
_____________________________                                                                _______-         _____-
New York City Cultural Resource, Revenue, VRDN (Museum of Broadcasting)
    5.25% (LOC; Fuji Bank) (a,b)............................................               $   200,000     $   200,000
New York State Dormitory Authority, Revenues, VRDN (Metropolitan Museum of Art)
    4.65%, Series A (b).....................................................                 1,200,000       1,200,000
New York State Energy, Research and Development:
    PCR (New York State Electric and Gas):
     3.85%, Series B, 10/15/96 (LOC; Union Bank of Switzerland) (a).........                   250,000         250,000
     3.65%, Series D, 12/1/96 (LOC; Union Bank of Switzerland) (a)..........                   300,000         300,000
    VRDN:
     Electric Facilities Revenue (LILCO Project)
      5%, Series A (LOC; Toronto-Dominion Bank) (a,b).......................                   500,000         500,000
     PCR:
      (Rochester Gas and Electric) 3.55% (LOC; The Bank of New York) (a,b)..                   700,000         700,000
      Refunding (New York Electric and Gas)
       4.75%, Series C (LOC; Morgan Guaranty Trust Co.) (a,b)...............                 3,100,000       3,100,000
New York State Environmental Facilities Corporation:
    PCR 4.50%, Series B, 6/15/96............................................                   480,000         481,571
    SWDR, CP (General Electric Co. Project)
     3.50%, 2/8/96 (LOC; General Electric Co.) (a)..........................                 1,900,000       1,900,000
New York State Housing Finance Agency, VRDN:
    HR:
     (East 84th Streest) 5.10%, Series A (LOC: Fleet Bank) (a,b)............                   600,000         600,000
     (Liberty View Apartments) 4.70% (LOC; Chemical Bank) (a,b).............                   500,000         500,000
    Revenue:
     (Mount Sinai School of Medicine) 4.70%, Series A (LOC; Sanwa Bank) (a,b)                  500,000         500,000
     (Normandie Court I Project) 4.70% (LOC; Societe Generale) (a,b)........                   100,000         100,000
New York State Job Development Authority, VRDN:
    4.20%, Series C-1 to C-34 (LOC; Sumitomo Bank) (a,b)....................                   400,000         400,000
    4.30%, Series D-1 to D-9 (LOC; Sumitomo Bank) (a,b).....................                   200,000         200,000
    5.50%, Series B-1 to B-9 (LOC; Fuji Bank) (a,b).........................                   110,000         110,000
New York State Local Governmental Assistance Corporation, VRDN:
    4.95%, Series B (LOC: Credit Suisse and Swiss Bank Corp.) (a,b).........                 1,300,000       1,300,000
    5.05%, Series F (LOC; Toronto-Dominion Bank) (a,b)......................                   700,000         700,000
New York State Medical Care Facilities Finance Agency, Revenue, Prerefunding:
    (Insured Mortgage Hospital)
     8.50%, series A, 1/15/96 (Escrowed In; U.S. Treasury Securities) (a)...                 1,000,000       1,021,843
    (Mt. Sinai Hospital) 8.625%, Series C, 1/15/96 (LOC; U.S. Securities) (a)                1,050,000       1,072,984
New York State Power Authority, Revenue, Prerefunding (General Purpose):
    7.375%, Series T, 1/1/96 (Escrowed In; U.S. Treasury Securities) (a)....                   400,000         408,000
    7.40%, Series T, 1/1/96 (Escrowed In; U.S. Treasury Securities) (a).....                   500,000         510,000
Niagara County Industrial Development Agency, SWDR (American Ref-Fuel Co.):
    CP 3.65%, Series B, 2/5/96..............................................                   500,000         500,000
    Refunding, VRDN 5.10%, Series A (b).....................................                   400,000         400,000
Niagara Falls Bridge Commission, Toll Revenue, VRDN
    5.10%, Series A (Insured; FGIC and LOC; Industrial Bank of Japan) (a,b).                   700,000         700,000
Onondaga County Industrial Development Agency, IDR, VRDN
    (Pass and Seymour Project) 3.95% (LOC; Banque Nationale DeParis) (a,b)..                   300,000         300,000


Dreyfus BASIC New York Municipal Money Market Fund
Statement of Investments (continued)            December 31, 1995 (Unaudited)
                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount          Value
_____________________________                                                                _______-         _____-
New York (continued)
Village of Roslyn 4%, 12/18/96...............................................              $ 1,500,000     $ 1,506,689
St. Charles County Industrial Development Authority, Industrial Revenue, Refunding
    VRDN (Cedar Ridge Apartments) 5.15%, Series A (LOC; Bank One) (a,b)......                  495,000         495,000
St. Lawrence Industrial Development Agency, EIR, VRDN
    (Reynolds Metals Co. Project) 5% (LOC; Royal Bank of Canada) (a,b).......                1,100,000       1,100,000
Suffolk County, TAN 4%, Series I, 8/15/96 (LOC: Canadian Imperial Bank
    of Commerce, National Westminster Bank and Westdeutsche Landesbank) (a)..                1,000,000       1,004,230
Suffolk County Industrial Development Agency, VRDN:
    Civil Facility Revenue  (Suffolk Child Care Center Project)
     5.05% (LOC; Barclays Bank) (a,b).......................................                   700,000         700,000
    IDR, Refunding (Target Rock Corp.)
     4.90% (LOC; Bank of Nova Scotia) (a,b).................................                 1,500,000       1,500,000
Triborough Bridge and Tunnel Authority:
    General Purpose Revenues, Prerefunding
      7.625%, Series I, 1/1/96 (Escrowed In; U.S. Treasury Securities) (a)..                   600,000         612,000
    Special Obligation, VRDN 4.90% (Insured; FGIC and Liquidity Facility;
     FGIC) (b) .............................................................                   200,000         200,000
Wappingers Central School District, TRAN 4.125%, 6/14/96....................                 1,000,000       1,002,066
West Genesee Central School District, Notes
    4.70%, Series 95, 6/1/96 (Insured; FSA).................................                   306,000         306,799
White Plains City School District, RAN 4.50%, Series A, 6/15/96.............                   490,000         491,182
Yonkers Industrial Development Agency, Civil Facility Revenue, VRDN
    (Consumers Union Facility)
    4.95% (Insured; AMBAC and LOC; Credit Locale De France) (a,b)...........                 1,200,000       1,200,000
U.S. Related_5.6%
Commonwealth of Puerto Rico Government Development Bank, Refunding, VRDN
    4.50% (LOC; Credit Suisse) (a,b)........................................                   600,000         600,000
Commonwealth of Puerto Rico Highway and Transportation Authority,
    Highway Revenue, VRDN 4.50%, Series X (LOC: Landesbank Hessen,
    Swiss Bank Corp. and Union Bank of Switzerland) (a,b)...................                   100,000         100,000
Puerto Rico Industrial Medical and Environmental Pollution Control Facility
    Finance Authority, Revenue:
    3.80%, 12/1/96 (LOC; Morgan Guaranty Trust Co.) (a).....................                   750,000         751,332
    VRDN (AGMEF Project) 5.10% (LOC; Bank of Tokyo) (a,b)...................                   200,000         200,000
Puerto Rico Government Development Bank, CP 3.50%, 2/9/96...................                 1,200,000       1,200,000
                                                                                                            _________-
TOTAL INVESTMENTS
    (cost $50,789,344)......................................................                               $50,789,344
                                                                                                           ============

Dreyfus BASIC New York Municipal Money Market Fund
Statement of Investments (continued)            December 31, 1995 (Unaudited)
Summary of Abbreviations
AMBAC          American Municipal Bond Assurance Corporation         LOC         Letter of Credit
BAN            Bond Anticipation Notes                               PCR         Pollution Control Revenue
CP             Commercial Paper                                      RAN         Revenue Anticipation Notes
EIR            Environment Improvement Revenue                       RRR         Resources Recovery Revenue
FGIC           Financial Guaranty Insurance Corporation              SWDR        Solid Waste Disposal Revenue
FSA            Financial Security Assurance                          TAN         Tax Anticipation Notes
GO             General Obligation                                    TRAN        Tax and Revenue Anticipation Notes
HR             Hospital Revenue                                      VRDN        Variable Rate Demand Notes
IDR            Industrial Development Revenue

Summary of Combined Ratings
__________________________________________________________
Fitch (c)            or             Moody's           or               Standard & Poor's         Percentage of Value
_________                           _______                            _________________         ____________________
F1+/F1                              VMIG1/MIG1, P1 (d)                 SP1+/SP1, A1+/A1 (d)              72.0%
AAA/AA (e)                          Aaa/Aa (e)                         AAA/AA (e)                        21.6
Not Rated (f)                       Not Rated (f)                      Not Rated (f)                      6.4
                                                                                                         _____
                                                                                                        100.0%
                                                                                                       =======

Notes to Statement of Investments:
(a) Secured by letters of credit. At December 31, 1995, 64.7% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, Corporations and government agencies.
(b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(c) Fitch currently provides creditworthiness information for a limited number of investments.
(d) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(f) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Fund's Board of Trustees to be of comparable quality to those rated securities in which the Fund may invest.

               See notes to financial statements.


Dreyfus BASIC New York Municipal Money Market Fund
Statement of Assets and Liabilities              December 31, 1995 (Unaudited)
ASSETS:
    Investments in securities, at value (cost $50,789,344)_see Statement of
      Investments ..........................................................                                     $50,789,344
    Cash....................................................................                                       1,768,202
    Interest receivable.....................................................                                         369,315
    Other receivables.......................................................                                           2,308
                                                                                                                 ___________
                                                                                                                  52,929,169
LIABILITIES:
    Due to The Dreyfus Corporation_Note 2(a)...............................                 $   20,408
    Due to Distributor_Note 2(b)............................................                     1,998
    Payable for investment securities purchased.............................                  1,004,230
    Trustees' fee payable...................................................                      2,655            1,029,291
                                                                                              __________           _________-

NET ASSETS..................................................................                                     $51,899,878
                                                                                                                =============

REPRESENTED BY:
    Paid-in capital.........................................................                                     $51,899,888
                                                                                                                 ___________-
    Accumulated net realized (loss) on investments..........................                                             (10)
                                                                                                                 ___________-
NET ASSETS at value applicable to 51,899,888 shares outstanding
    (unlimited number of shares of Beneficial Interest authorized)..........                                     $51,899,878
                                                                                                                 ___________-
NET ASSET VALUE, offering and redemption price per share
    ($51,899,878 / 51,899,888 shares of Beneficial Interest outstanding).....                                           $1.00
                                                                                                                       =======
                See notes to financial statements.


Dreyfus BASIC New York Municipal Money Market Fund
Statement of Operations         six months ended December 31, 1995 (Unaudited)

INVESTMENT INCOME:
  Interest Income...........................................................                                  $622,342
  Expenses:
    Investment management fee_Note 2(a)....................................                   $58,705
    Distribution fee_Note 2(b).............................................                    26,897
    Trustees' fees and expenses_Note 2(c)..................................                     1,655
                                                                                              _______-
      Total Expenses........................................................                    87,257
    Less_reduction in management fee
     due to undertakings_Note 2(a).........................................                     2,428
                                                                                              _______-
      Net Expenses..........................................................                                    84,829
                                                                                                               ________
INVESTMENT INCOME_NET, representing net increases in net assets resulting
    from operations.........................................................                                  $537,513
                                                                                                             =========
                See notes to financial statements.


Dreyfus BASIC New York Municipal Money Market Fund
Statement of Changes in Net Assets


                                                                                     Six Months Ended       Year Ended
                                                                                    December 31, 1995         June 30,
                                                                                       (Unaudited)              1995*
                                                                                       ___________-          ________-
OPERATIONS:
    Investment income_net............................................                 $   537,513          $   440,392
    Net realized gain on investments..................................                      _                      349
                                                                                       ___________-          ________-
      Net Increase In Net Assets Resulting From Operations............                     537,513              440,741
                                                                                       ___________-          ________-
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income_net:
      Investor shares.................................................                    (112,066)            (248,024)
      Class R shares..................................................                    (425,447)            (192,368)
    Net realized gain on investments:
      Investor shares.................................................                       (349)               _
                                                                                       ___________-          ________-
        Total Dividends...............................................                    (537,862)            (440,392)
                                                                                       ___________-          ________-
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Investor shares.................................................                  43,720,355           32,912,720
      Class R shares..................................................                  (1,864,344)          10,336,048
    Dividends reinvested:
      Investor shares.................................................                     394,464              240,333
      Class R shares..................................................                      23,917               44,938
    Cost of shares redeemed:
      Investor shares.................................................                 (13,953,998)         (10,377,536)
      Class R shares..................................................                  (6,209,633)          (7,789,885)
                                                                                       ___________-          ________-
      Increase In Net Assets From Beneficial Interest Transactions....                  22,110,761           16,319,090
                                                                                       ___________-          ________-
        Total Increase In Net Assets..................................                  22,110,412           16,319,439

NET ASSETS:
    Beginning of period...............................................                  29,789,466           13,470,027
                                                                                       ___________-          ________-
    End of period ....................................................                 $51,899,878          $29,789,466
                                                                                      ============          ===========
* On October 17, 1994, the Trust shares were redesignated Class R shares.

                 See notes to financial statements.

Dreyfus BASIC New York Municipal Money Market Fund
Financial Highlights

    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated.  This information has been derived from the Fund's financial statements.
                                                                                Investor shares
                                              __________________________________________________________________________
                                               Six Months
                                                 Ended         Year         Period
                                              December 31,     Ended        Ended               Year Ended November 30,
                                                  1995        June 30,      June 30,       _________________________________
                                              (Unaudited)      1995(3)     1994(1)(2)      1993(1)       1992(1)       1991(1)
                                               _________      ________     _________      _______        _______      _______
PER SHARE DATA:
    Net asset value, beginning of period         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                               _________      ________     _________      _______        _______       _______
    Investment Operations;
    Investment income_net...........             0.016         0.029         0.012         0.021         0.031         0.046
                                               _________      ________     _________      _______        _______       _______
    Distributions;
    Dividends from investment income_net        (0.016)       (0.029)       (0.012)       (0.021)       (0.031)       (0.046)
    Distribution from net realized
      capital gains .................               _            _            _            _            .00(4)       _
                                               _________      ________     _________      _______        _______       _______
    Net asset value, end of period...            $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                               =========      ========      =======       =======        =======       =======
TOTAL INVESTMENT RETURN..............              3.19%(6)      2.95%         1.23%         2.15%         3.11%         4.65%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets         .55%(5)       .60%          .44%(5)       .31%          .32%          .32%
    Ratio of net investment income to
      average net assets.............              3.22%(5)      2.97%         2.12%(5)      2.13%         3.08%         4.58%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager            .02%(5)       _            .53%(5)       .98%          .71%          .61%
    Net Assets, end of period
      (000's Omitted)................           $51,900       $21,739        $8,011        $9,356       $11,183       $15,989
(1) On February 1, 1993 existing shares of the Fund were designated the
    Retail Class and the Fund began offering the Institutional Class and
    Investment Class of shares.  Effective April 4, 1994 the Retail and
    Institutional Classes were reclassified as a single class of shares known as Investor shares.  The Financial Highlights for the year ended
    June 30, 1995 are based upon an Investor share outstanding.  The amounts shown for the period ended June 30, 1994 were calculated using the performance of a Retail share outsanding from December 1, 1993 to
    April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to June 30, 1994. The Financial Highlights for the
    year ended November 30, 1993 and prior periods are based upon a Retail
    Share outstanding.
(2) The Fund changed its fiscal year end to June 30.  Prior to this, the
    Fund's fiscal year end was November 30.  Prior to April 4, 1994, The
    Boston Company Advisors, Inc. served as the Fund's investment adviser.
    From April  4, 1994 through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.
(3) Effective October 17, 1994, The Dreyfus Corporation began serving as the
    Fund's investment manager.
(4) Amount represents less than .001 per share.
(5) Annualized.


                 See notes to financial statements.

Dreyfus BASIC New York Municipal Money Market Fund
Financial Highlights (continued)

    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated.  This information has been derived from the Fund's financial statements.
                                                                           Class R shares(7)
                                                     ________________________________________________________________
                                                     Six Months Ended     Year Ended    Period Ended    Period Ended
                                                     December 31, 1995     June 30,        June 30,      November 30,
PER SHARE DATA:                                         (Unaudited)        1995(3)       1994(1)(2)        1993(1)
                                                        ___________      __________     ____________      ___________
    Net asset value, beginning of period                   $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                           _______        ________         _______         _______
    Investment Operations;
    Investment income-net...............                    0.015           0.031           0.013(4)        0.018(4)
                                                           _______        ________         _______         _______
    Distributions;
    Dividends from investment income-net                   (0.015)         (0.031)         (0.031)         (0.018)
                                                           _______        ________         _______         _______
    Net asset value, end of period......                      _           $ 1.00          $ 1.00          $ 1.00
                                                          =========       =======         =======        =========

TOTAL INVESTMENT RETURN.................                      _             3.21%           1.32%           1.76%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                   .35%(5)         .35%            .28%(5)(6)      .26%(5)(6)
    Ratio of net investment income to
      average net assets................                     3.32%(5)        3.22%           2.27%(5)        2.12%(5)
    Net Assets, end of period (000's Omitted)                 _           $8,050          $5,459           7,700
(1) The Fund commenced selling Investment Class shares on February 1, 1993.
    Effective April 4, 1994 the Investment Class was reclassified as the Trust shares.  Effective October 17, 1994 Trust shares were redesignated as
    Class R shares.  The table above is based upon an Investment Class share outstanding  from February 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.
(2) The Fund changed its fiscal year end to June 30.  Prior to this, the
    Fund's fiscal year end was November 30.  Prior to to April 4, 1994, The
    Boston Company Advisors, Inc., served as the Fund's investment adviser.
    From  April 4, 1994, through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.
(3) Effective October 17, 1994, The Dreyfus Corporation began serving as the
    Fund's investment manager.
(4) Net investment income per share before waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November 30, 1993 were
    $0.010 and $0.007, respectively.
(5) Annualized.
(6) Annualized expense ratios before voluntary waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November
    30, 1993 were 0.82% and 1.22%, respectively.
(7) Effective November 21, 1995, the Fund converted to a single Class Fund, with the existing R shares converted into Investor shares.

                   See notes to financial statements.

Dreyfus BASIC New York Municipal Money Market Fund
NOTES TO FINANCIAL STATEMENTS

NOTE 1_Significant Accounting Policies:
    The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering seven series including the Dreyfus BASIC New York Municipal Money Market Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
    On July 26, 1995, the Fund's Trustees approved a change to the Fund's name, effective November 20, 1995, from "Dreyfus/Laurel New York Tax-Free Money Fund" to "Dreyfus BASIC New York Municipal Money Market Fund."
    Prior to November 21, 1995 the Fund is currently authorized to issue two classes of shares: Investor shares and Class R shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. The Fund currently offers Investor shares only. Effective November 21, 1995, the Fund converted to a single class Fund, with the existing R shares converted into Investor shares.
    Investment Income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    (a) Portfolio Valuation: Investments are valued at amortized cost in accordance with 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    (c) Distributions to Shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.



Dreyfus BASIC New York Municipal Money Market Fund
NOTES TO FINANCIAL STATEMENTS (continued)

    (d) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    At December 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2_Investment Management Fee and Other Transactions With Affiliates:
    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the Fund's average daily net assets. The Manager has undertaken through November 19, 1996 to limit its unitary fee to
 .35 of 1% of the Fund's average daily net assets excluding certain fees outlined below. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). The reduction in management fee, pursuant to the undertakings, amounted to $2,428 for the six months ended December 31, 1995.
    (b) Distribution Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. For the six months ended December 31, 1995, the distribution fee for the Investor shares was $26,897.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    (c) Trustees' Fees: Each trustee who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.
    (d) Concentration of Risk: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

[Dreyfus lion "d" logo]
Dreyfus
BASIC New York
Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust
One Cabot Road
Medford, MA 02155

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903



Further information is contained in the Prospectus, which must precede or accompany this report.



Printed in U.S.A.                       316/716SA9512
[Dreyfus logo]
Dreyfus BASIC
New York Municipal
Money Market Fund
Semi-Annual
Report

December 31, 1995